PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Sep. 30, 2024
Property, Plant and Equipment [Abstract]
SCHEDULE OF PROPERTY AND EQUIPMENT, NET

Property and equipment, net consist of the following:

	September 30, 2024	September 30, 2023
Office furniture	$6,888	$6,625
Electronic equipment	27,404	34,541
Less: Accumulated depreciation	(30,344)	(29,470)
Total	$3,948	$11,696